Average Annual Total Returns{- Fidelity® SAI U.S. Large Cap Index Fund} - 07.31 Fidelity SAI U.S. Large Cap Index Fund PRO-09 - Fidelity® SAI U.S. Large Cap Index Fund	Fidelity SAI U.S. Large Cap Index Fund-Default Return Before Taxes Past 1 year	Fidelity SAI U.S. Large Cap Index Fund-Default Return Before Taxes Since Inception		Fidelity SAI U.S. Large Cap Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity SAI U.S. Large Cap Index Fund-Default After Taxes on Distributions Since Inception		Fidelity SAI U.S. Large Cap Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI U.S. Large Cap Index Fund-Default After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception
Total	18.25%	17.13%	[1]	16.99%	16.52%	[1]	11.40%	13.75%	[1]	18.40%	17.16%	[1]

[1]	(a)From February 2, 2016